Restructuring - United States Restructuring Plan - Charges Incurred (Details) - Hman Group holdings Inc and subsidiaries - United States Restructuring Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Restructuring Cost and Reserve [Line Items]
Total	$ 4,779	$ 9,527
Management Realignment And Integration
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments		5,707
Severance	886	$ 3,820
Exit of certain lines of business
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments	1,568
Severance	903
Other expense	$ 1,422